Stock-Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014	Jan. 01, 2015	Apr. 01, 2006
Share-Based Compensation (Textual)
Number of shares available for grant or issuance	8,181,000
Shares granted	5,000
Expected term (in years)	5 years 8 months 23 days	5 years 7 months 6 days	5 years 6 months
Stock-based compensation expense	$ 139,516	$ 64,941	$ 29,901
Closing stock price	$ 50.82			$ 66.36
Total intrinsic value of options exercised	$ 74,900	83,700	3,100
Cash received from the exercise of stock options (excluding accrued unremitted employee funds)	$ 44,500
Annual forfeiture rate	1.60%
Total remaining unearned compensation cost related to nonvested restricted stock unit	$ 78,900
Weighted-average remaining service period of unearned compensation costs related to nonvested restricted stock units	1 year 2 months
Total fair value of vested restricted stock units	$ 60,200	$ 93,500	$ 30,000
Certain officers of the Company (Section 16 Officers) [Member]
Share-Based Compensation (Textual)
Shares granted	200,000
Stock-based compensation expense	$ 16,100
Employee Stock Purchase Plan [Member]
Share-Based Compensation (Textual)
Number of shares available for grant or issuance	5,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Percent of Market Price	85.00%
Period employees can acquire common stock	6 months
Shares issued under plan	400,000
2006 Directors' Stock Option Plan [Member]
Share-Based Compensation (Textual)
Number of shares available for grant or issuance	0
Reserved additional shares of common stock					300,000
1996 Stock Incentive Program - TriQuint [Member]
Share-Based Compensation (Textual)
Number of shares available for grant or issuance	0
Share-based Compensation Arrangement by Share-based Payment Award, Percent of Market Price	100.00%
Expected term (in years)	10 years
2008 Inducement Award Plan - TriQuint [Member]
Share-Based Compensation (Textual)
Number of shares available for grant or issuance	0
Share-based Compensation Arrangement by Share-based Payment Award, Percent of Market Price	100.00%
Expected term (in years)	10 years
2009 Incentive Plan - TriQuint [Member]
Share-Based Compensation (Textual)
Number of shares available for grant or issuance	0
Share-based Compensation Arrangement by Share-based Payment Award, Percent of Market Price	100.00%
Expected term (in years)	10 years
2012 Incentive Plan - TriQuint [Member]
Share-Based Compensation (Textual)
Number of shares available for grant or issuance	0
Share-based Compensation Arrangement by Share-based Payment Award, Percent of Market Price	100.00%
Expected term (in years)	10 years
2013 Incentive Plan - TriQuint [Member]
Share-Based Compensation (Textual)
Number of shares available for grant or issuance	3,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Percent of Market Price	100.00%
Expected term (in years)	10 years
2015 Inducement Stock Plan - Qorvo [Member]
Share-Based Compensation (Textual)
Maximum number of shares of common stock to be issued under plan	300,000
Shares granted		0
2012 Stock Incentive Plan - RF Micro Devices [Member]
Share-Based Compensation (Textual)
Number of shares available for grant or issuance	4,400,000
Maximum number of shares of common stock to be issued under plan	4,300,000
Maximum available options under the plan, description	The maximum number of shares issuable under the 2015 Inducement Plan may not exceed the sum of (a) 0.3 million shares, plus (b) any shares of common stock (i) remaining available for issuance as of the effective date of the 2015 Inducement Stock Plan under the TriQuint 2008 Inducement Award Plan and (ii) subject to an award granted under the TriQuint 2008 Inducement Award Plan, which awards are forfeited, canceled, terminated, expire or lapse for any reason.
Expiration period	10 years
2003 Stock Incentive Plan - RF Micro Devices [Member]
Share-Based Compensation (Textual)
Number of shares available for grant or issuance	0
Performance-based restricted stock [Member] | 2012 Stock Incentive Plan - RF Micro Devices [Member]
Share-Based Compensation (Textual)
Shares granted	100,000
Restricted Stock [Member]
Share-Based Compensation (Textual)
Vesting period	4 years
Total remaining unearned compensation cost related to nonvested restricted stock unit	$ 54,800
Weighted-average remaining service period of unearned compensation costs related to nonvested restricted stock units	1 year 3 months 10 days
Stock Options [Member]
Share-Based Compensation (Textual)
Expiration period	10 years
Vesting period	4 years
Initial Options [Member] | 2012 Stock Incentive Plan - RF Micro Devices [Member]
Share-Based Compensation (Textual)
Expiration period	10 years
Vesting period	2 years
Performance and service-based restricted stock units [Member]
Share-Based Compensation (Textual)
Vesting percentage when earned	50.00%
Vesting period	2 years
Performance period 1 [Member]
Share-Based Compensation (Textual)
Vesting period	1 year
Performance period 2 [Member]
Share-Based Compensation (Textual)
Vesting period	2 years
Performance period 3 [Member]
Share-Based Compensation (Textual)
Vesting period	3 years